Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Schedule of basic and diluted earnings per share

	2024	2023	2022
Result attributable to owners of the Company (€ in thousands)	(27,763)	(28,119)	(64,424)
Weighted average number of shares outstanding	86,086,486	81,011,438	71,641,305
Basic (and diluted) earnings per share (€ per share)	€(0.32)	€(0.35)	€(0.90)